Borrowings	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Borrowings
16.	Borrowings

Details of borrowings as at December 31, 2017 and 2018, are as follows:

Debentures

(In millions of Korean won and thousands of foreign currencies)			December 31, 2017			December 31, 2018
Type	Maturity	Annual interest rates	Foreign currency	Korean won		Foreign currency	Korean won
MTNP notes[1]	Sept. 07, 2034	6.50%	USD 100,000	￦	107,140	USD 100,000	￦	111,810
FR notes	Aug. 28, 2018	—	USD 300,000		321,420	—		—
MTNP notes	Apr. 22, 2019	2.63%	USD 350,000		374,990	USD 350,000		391,335
MTNP notes	Jan. 29, 2018	—	JPY 6,800,000		64,539	—		—
MTNP notes	Feb. 23, 2018	—	JPY 15,000,000		142,367	—		—
MTNP notes	July 18, 2026	2.50%	USD 400,000		428,560	USD 400,000		447,240
MTNP notes	Aug 07, 2022	2.63%	USD 400,000		428,560	USD 400,000		447,240
FR notes[2]	Aug 23, 2020	LIBOR(3M)+0.40%	—		—	USD 200,000		223,620
FR notes[2]	Aug 23, 2023	LIBOR(3M)+0.90%	—		—	USD 100,000		111,810
MTNP notes	July 06, 2020	0.31%	—		—	JPY 4,000,000		40,527
MTNP notes	July 06, 2021	0.38%	—		—	JPY 16,000,000		162,109
MTNP notes	Nov 13, 2020	0.30%	—		—	JPY 30,000,000		303,954
The 173-2nd Public bond	Aug. 06, 2018	—	—		100,000	—		—
The 179th Public bond	Mar. 29, 2018	—	—		260,000	—		—
The 180-2nd Public bond	Apr. 26, 2021	4.71%	—		380,000	—		380,000
The 181-2nd Public bond	Aug. 26, 2018	—	—		90,000	—		—
The 181-3rd Public bond	Aug. 26, 2021	4.09%	—		250,000	—		250,000
The 182-2nd Public bond	Oct. 28, 2021	4.31%	—		100,000	—		100,000
The 183-2nd Public bond	Dec. 22, 2021	4.09%	—		90,000	—		90,000
The 183-3rd Public bond	Dec. 22, 2031	4.27%	—		160,000	—		160,000
The 184-1st Public bond	Apr. 10, 2018	—	—		120,000	—		—
The 184-2nd Public bond	Apr. 10, 2023	2.95%	—		190,000	—		190,000
The 184-3rd Public bond	Apr. 10, 2033	3.17%	—		100,000	—		100,000
The 185-1st Public bond	Sept. 16, 2018	—	—		200,000	—		—
The 185-2nd Public bond	Sept. 16, 2020	3.65%	—		300,000	—		300,000
The 186-2nd Public bond	June 26, 2019	3.08%	—		170,000	—		170,000
The 186-3rd Public bond	June 26, 2024	3.42%	—		110,000	—		110,000
The 186-4th Public bond	June 26, 2034	3.70%	—		100,000	—		100,000
The 187-2nd Public bond	Sept. 02, 2019	2.97%	—		220,000	—		220,000
The 187-3rd Public bond	Sept. 02, 2024	3.31%	—		170,000	—		170,000
The 187-4th Public bond	Sept. 02, 2034	3.55%	—		100,000	—		100,000
The 188-1st Public bond	Jan. 29, 2020	2.26%	—		160,000	—		160,000
The 188-2nd Public bond	Jan. 29, 2025	2.45%	—		240,000	—		240,000
The 188-3rd Public bond	Jan. 29, 2035	2.71%	—		50,000	—		50,000
The 189-1st Public bond	Jan. 28, 2019	1.76%	—		100,000	—		100,000
The 189-2nd Public bond	Jan. 28, 2021	1.95%	—		130,000	—		130,000
The 189-3rd Public bond	Jan. 28, 2026	2.20%	—		100,000	—		100,000
The 189-4th Public bond	Jan. 28, 2036	2.35%	—		70,000	—		70,000
The 190-1st Public bond	Jan. 29, 2021	2.55%	—		—	—		110,000
The 190-2nd Public bond	Jan. 30, 2023	2.75%	—		—	—		150,000
The 190-3rd Public bond	Jan. 30, 2028	2.95%	—		—	—		170,000
The 190-4th Public bond	Jan. 30, 2038	2.93%	—		—	—		70,000
The 17th unsecured bond	Apr. 22, 2018	—	—		60,000	—		—

					5,987,576			6,029,645
Less: Current portion					(1,357,776)			(880,940)
Discount on bonds					(19,347)			(20,056)

Total				￦	4,610,453		￦	5,128,649

1

As at December 31, 2018, the Controlling Company has outstanding notes in the amount of USD 100 million with fixed interest rates under Medium Term Note Program (“MTNP”) registered in the Singapore Stock Exchange, which allowed issuance of notes of up to USD 2,000 million. However, the MTN Program has been suspended since 2007.

2	Libor (3M) are approximately 2.808 % as at December 31, 2018.

Short-term borrowings

	(In millions of Korean won)		December 31, 2017		December 31, 2018
Type	Financial institution	Annual interest rates
Operational	NongHyup Bank	3.78%	￦	—	￦	15,000
	Shinhan Bank	3.70% ~ 4.72%		113,300		59,800
	Sinhan Bank, Indonesia	8.90%		—		614
	Korea Development Bank	2.50% ~ 4.35%		12,000		16,200
	SooHyup Bank	4.57%		3,000		1,000

	Total		￦	128,300	￦	92,614

Long-term borrowings

(In millions of Korean won and thousands of foreign currencies)			December 31, 2017			December 31, 2018
Financial institution	Type	Annual interest rates	Foreign currency	Korean won		Foreign currency	Korean won
Export-Import Bank of Korea	Inter-Korean Cooperation Fund[1]	1.50%	—	￦	4,688	—	￦	3,948
Shinhan Bank	General loans	2.93%	—		30,000	—		5,000
	Facility loans	3.01%	—		6,000	—		30,000
	Vessel facility loans[2]	LIBOR(3M)+0.706%	USD 15,000		16,071	USD 9,000		10,063
KEB Hana Bank	General loans	3.95%	—		3,000	—		—
Standard Charted Bank	General loans	3.16%	—		8,000	—		6,000
NongHyup Bank	General loans	2.86%	—		8,000	—		8,000
	Facility loans	2.00%	—		123	—		104
Korea Development Bank	General loans	3.02%	—		—	—		10,000
	General loans	3.30%	—		30,000	—		30,000
Kookmin Bank	Facility loans	2.59%	—		2,333	—		—
NH Investment & Security Co., Ltd.	Commercial papers	3.17%	—		300,000	—		300,000
Others	Redeemable convertible preferred stock[3]	1.00%	—		950	—		950
	Kookmin Bank and other[2]	4.59%	USD 166,108		177,968	USD 127,023		142,025

				￦	587,133		￦	546,090
	Less: Current portion			￦	(87,398)		￦	(394,927)

	Total			￦	499,735		￦	151,163

1	The above Inter-Korean Cooperation Fund is repayable in installments over 13 years after a seven-year grace period.
2	LIBOR(3M) is approximately 2.808% as at December 31, 2018.
3	Skylife TV Co., Ltd., a subsidiary of the Group, issued 1,900,000 of redeemable convertible preferred stock with a par value per share of ￦500 in 2010.

Repayment schedule of the Group’s borrowings including the portion of current liabilities as at December 31, 2018, is as follows:

(In millions of Korean won)
	Debentures						Borrowings						Total
	In local currency		In foreign currency		Sub- total		In local currency		In foreign currency		Sub- total
Jan 1, 2019 ~ Dec 31, 2019	￦	490,000	￦	391,335	￦	881,335	￦	436,518	￦	51,023	￦	487,541	￦	1,368,876
Jan 1, 2020 ~ Dec 31, 2020		460,000		568,101		1,028,101		1,468		47,054		48,522		1,076,623
Jan 1, 2021 ~ Dec 31, 2021		1,060,000		162,109		1,222,109		45,518		43,700		89,218		1,311,327
Jan 1, 2022 ~ Dec 31, 2022		—		447,240		447,240		518		10,925		11,443		458,683
After 2023		1,780,000		670,860		2,450,860		1,980		—		1,980		2,452,840

	￦	3,790,000	￦	2,239,645	￦	6,029,645	￦	486,002	￦	152,702	￦	638,704	￦	6,668,349